FAS3 P3 01/20

SUPPLEMENT DATED JANUARY 31, 2020

TO THE PROSPECTUSES dated oCTOBER 1, 2019

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund)

On January 31, 2020, Thomas Runkel, one of the portfolio managers of the Fund, became a portfolio manager of Franklin Advisers, Inc., the Fund’s investment adviser.  Prior to that date, Mr. Runkel was a portfolio manager of the Fund’s sub-adviser, Franklin Templeton Portfolio Advisors, Inc.  In light of this change, the prospectus is amended as follows:

I.  The “Fund Summaries – Sub-Advisor” sections are deleted in their entirety.

II.  The “Fund Summaries – Portfolio Managers” sections are replaced with the following:

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

Thomas Runkel, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

III.  The “Fund Details – Management” section is revised to remove the paragraph relating to the sub-advisory agreement between Franklin Advisers, Inc. and Franklin Templeton Portfolio Advisors, Inc. with respect to the Fund.

IV.  The portfolio manager line-up under the “Fund Details – Management” section is replaced with the following:

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of each Fund since inception (2015). He joined Franklin Templeton in 2000.

Tina Chou     Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of each Fund since October 2019. She joined Franklin Templeton in 2004.

Thomas Runkel, CFA     Portfolio Manager of Advisers

Mr. Runkel has been a portfolio manager of each Fund since October 2019. He first joined Franklin Templeton in 1983 and rejoined again in 2006.

Please keep this supplement with your prospectus for future reference.

SUPPLEMENT DATED JANUARY 31, 2020

TO THE PROSPECTUSES dated oCTOBER 1, 2019

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2023 Fund)

On January 31, 2020, Thomas Runkel, one of the portfolio managers of the Fund, became a portfolio manager of Franklin Advisers, Inc., the Fund’s investment adviser.  Prior to that date, Mr. Runkel was a portfolio manager of the Fund’s sub-adviser, Franklin Templeton Portfolio Advisors, Inc.  In light of this change, the prospectus is amended as follows:

I.  The “Fund Summary – Sub-Advisor” section is deleted in its entirety.

II.  The “Fund Summary – Portfolio Managers” section is replaced with the following:

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

Thomas Runkel, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

III.  The “Fund Details – Management” section is revised to remove the paragraph relating to the sub-advisory agreement between Franklin Advisers, Inc. and Franklin Templeton Portfolio Advisors, Inc. with respect to the Fund.

IV.  The portfolio manager line-up under the “Fund Details – Management” section is replaced with the following:

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of each Fund since inception (2015). He joined Franklin Templeton in 2000.

Tina Chou     Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of each Fund since October 2019. She joined Franklin Templeton in 2004.

Thomas Runkel, CFA     Portfolio Manager of Advisers

Mr. Runkel has been a portfolio manager of each Fund since October 2019. He first joined Franklin Templeton in 1983 and rejoined again in 2006.

Please keep this supplement with your prospectus for future reference.